April 27, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Evergreen Equity Trust (the "Trust")

                Post-Effective Amendment No. 95 to Registration Statement on

                Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering a new series of the Trust, Evergreen Intrinsic Value Fund, which is scheduled to become effective on July 11, 2006.

If you have any questions or would like further information, please call me at (617) 210-3682.

Sincerely yours,

/s/ Maureen E. Towle

Maureen E. Towle

Enclosure